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                     PAINEWEBBER/KIDDER, PEABODY MUNICIPAL
                              MONEY MARKET SERIES
                             AND THE SERIES THEREOF
               PAINEWEBBER/KIDDER, PEABODY MUNICIPAL MONEY MARKET
                               NEW JERSEY SERIES
               PAINEWEBBER/KIDDER, PEABODY MUNICIPAL MONEY MARKET
                               CONNECTICUT SERIES

                       SUPPLEMENT DATED DECEMBER 15, 1995
                     TO PROSPECTUS DATED FEBRUARY 28, 1995

     The following information supplements the information contained in the Funds' Prospectus dated February 28, 1995:

          Effective  December  15,  1995,  the  names  of  the  two  series   in
     PaineWebber/Kidder, Peabody Municipal Money Market Series have been changed to:
            'PaineWebber RMA New Jersey Municipal Money Fund' and

            'PaineWebber  RMA Connecticut Municipal Money Fund.'